Operating Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Lease
7.
OPERATING LEASE

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2023	2024
	US$	US$
Right-of-use assets	505,417	1,653,733
Lease liabilities-current	(294,028)	(303,851)
Lease liabilities-non-current	(172,070)	(1,274,314)
Total lease liabilities	(466,098)	(1,578,165)

Weighted-average remaining lease term	1.75 years	9.44 years
Weighted-average discount rate	4.17%	3.92%

For the years ended December 31, 2022, 2023 and 2024, total operating lease costs and short-term lease cost recorded in cost of revenues, selling and marketing expenses, research and development expenses, general and administrative expenses were US$0.31 million, US$0.33 million and US$0.48 million, respectively.

Supplemental cash flow information related to operating leases were as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	269,684	312,939	531,250
Right-of-use assets obtained in exchange for operating lease liabilities	695,591	325,049	1,647,011

The following table presents the maturity of the Group’s lease liabilities as of December 31, 2024:

As of December 31, 2024
US$
2025	358,928
2026	256,714
2027	127,627
2028	127,627
2029	140,389
Thereafter	870,414
Total operating lease payments	1,881,699
Less: imputed interest	(303,534)
Present value	1,578,165